Balance Sheets (Fortman Insurance Agency, LLC) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 12,456
Prepaid and other current assets
Total current assets	118,525
Property and equipment, net	57,205
Total assets	2,489,551
Current liabilities:
Accounts payable and other accrued liabilities	98,654
Current portion of long-term debt	90,580
Total current liabilities	1,168,501
Long term debt, less current portion	1,621,101
Total liabilities	2,789,602
Members' equity:
Total liabilities and stockholders' equity (deficit)	2,489,551
Fortman Insurance Agency, LLC [Member]
Current assets:
Cash	102,592	$ 141,513
Investment		35,804
Prepaid and other current assets	550	1,010
Total current assets	103,142	178,327
Property and equipment, net	129,126	127,267
Total assets	232,268	305,594
Current liabilities:
Accounts payable and other accrued liabilities	54,532	61,781
Due to insurance providers	5,966	8,673
Current portion of long-term debt	14,677	13,037
Total current liabilities	75,175	83,491
Long term debt, less current portion	28,844	57,876
Total liabilities	104,019	141,367
Members' equity:
Members' equity	128,249	164,227
Total liabilities and stockholders' equity (deficit)	$ 232,268	$ 305,594